Share-based payments	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Share-based payments

22. Share-based payments

During the reporting period, the Company granted share options to advisors and consultants (as remuneration for services provided), as well as select employees and Directors of the Company under the board approved Start-Up Employee Share Option Plan (ESOP) and Employee Incentive Plan (EIP).

Start-Up Employee Share Option Plan (ESOP)

The ESOP was available for employees, directors, advisors and consultants, with the ESOP to be managed by the board, at its discretion.

The ESOP was designed with the aim to be tax efficient for our recipients and remove any taxation event on issuance or vesting. In Australia, the Australian Taxation Office, or ATO, developed “start up ESOP concessions” for companies, like ours, that are deemed to be start-ups under criteria established by the ATO. The start up concessions were developed to make Australia competitive in order to attract and retain top talent in the start-up eco-system.

We have issued options under the ESOP on the following terms:

- options may be exercised for Ordinary Shares;

- three year vesting - cliff vesting on three-year anniversary after issuance;

- strike price – net tangible assets adjusted for convertible notes, divided by the number of outstanding Ordinary Shares assuming conversion of any convertible notes (“Net Tangible Asset”). The Net Tangible Asset method has been adopted as per valuation guidelines set by the ATO; and

- the board has discretion to force vesting or conversion on certain liquidity events such as an initial public offering or sale of our Company.

The values of the Options are calculated by applying the Black-Scholes model. The Company used valuations specialists to perform these valuations.

Employee Incentive Plan, (EIP)

The EIP provides ongoing incentives to any full time or part time employee of the Company or any of its subsidiaries (including a director or secretary of the Company or its subsidiaries who holds salaried employment with the Company or its subsidiaries on a full or part time basis) or an individual who provides services to the Company or an associated entity pf the Company, who is determined by the board to be eligible to receive grants of securities under the EIP. Such individuals are referred to as the Eligible Participants. The Company intends to make offers to Eligible Participants in Australia and other jurisdictions including the United States, subject to compliance with applicable laws.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEARS ENDED

JUNE 30, 2025, 2024 and 2023

Under the EIP, the Company may offer or issue to Eligible Participants, the following awards (“Employee Awards”):

- performance rights: a right to be issued or provided with an Ordinary Share at no issue price on specific vesting conditions being achieved;

- options: a right to be issued or provided with an Ordinary Share upon the payment of the exercise price and which can only be exercised if specific vesting conditions are achieved;

- loan shares: Ordinary Shares issued subject to a limited recourse loan and at no interest rate, subject to specific vesting conditions;

- deferred share awards: Ordinary Shares issued to Eligible Participants

- who elect to receive Ordinary Shares instead of any wages, salary, director’s fees, or other remuneration; or

- by the Company, in its discretion, in addition to their wages, salary and remuneration, or in lieu of any discretionary cash bonus or other incentive payment; or

- exempt share awards: Ordinary Shares issued for no consideration or at an issue price which is a discount to the market price with the intention that up to A$1,000 (or such other amount which is exempted from tax under the Income Tax Assessment Act 1936 (Cth) or the Income Tax Assessment Act 1997 (Cth) from time to time) of the total value or discount received by each employee will be exempt from tax.

The board has discretion to determine the issue price and/or exercise price for the Employee Awards under the EIP.

The Employee Awards held by a participant will vest in and become exercisable on the satisfaction of any vesting conditions specified in the offer and in accordance with the rules of the EIP. Vesting conditions may be waived at the discretion of the board.

In the event a takeover bid is made to acquire all of the Company’s Ordinary Shares on issue, or a scheme of arrangement, selective capital reduction or other transaction is initiated which has an effect similar to a full takeover bid, the board may waive unsatisfied vesting conditions in relation to some or all Employee Awards. Further, if a takeover bid is made to acquire all of the Company’s Ordinary Shares on issue, participants may accept the takeover bid in respect of any Employee Awards (other than exempt share awards) which they hold notwithstanding the restriction period in respect of those Employee Awards has not expired.

If any vesting conditions of an Employee Award are mistakenly waived or deemed satisfied when in fact they were not satisfied, then, in accordance with the terms of the EIP, the board may determine that the relevant Employee Awards expire (if not yet exercised), or it may otherwise recover from the participant some or all of the Ordinary Shares issued on exercise of the Employee Awards or any proceeds received from the sale of those shares.

If prior to the exercise of an Employee Awards, the Company undergoes a reorganization of capital or bonus issue, the terms of the Employee Awards will be changed to the extent necessary to comply with the applicable listing rules.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEARS ENDED

JUNE 30, 2025, 2024 and 2023

Details of the expense arising from performance rights, options and warrants:

	2025	2024	2023

ESOP	1,024,017	1,851,329	1,052,245
Advisor Options (1)	-	1,086,938	1,164,524
Reach	46,584	46,584	148,615
Warrants (2)	-	253,391	-
Over allotment Option (3)	-	163,794	-
EIP (4)	8,645,415	1,119,562	-
Total Share based payments*	9,716,016	4,521,598	2,365,384

1.	Note that 327,142 Advisor Options vested and were exercised into Shares between July 2023 and December 2023 and 16,193 Advisor Options were forfeited. At June 30, 2024, nil remaining Advisor Options were on issue.

2.	Note that this expense is pertaining to the issuance of warrants (equating to 65,000 Ordinary Shares on exercise) to the Underwriter as part of the underwriting agreement. These Warrants will be exercisable at any time and from time to time, in whole or in part, during the four and a half year period commencing 180 days from the commencement of sales of the securities in the Offering, at a price per share equal to 125.0% of the public offering price per share of common stock at the Offering. The issuance acts as additional compensation for ThinkEquity services that would be rendered over a 24 month period from the Closing of the initial public offering. As these services vary and are not for a specific service, the fair value of this allocation cannot be estimated reliably. Thereby, the fair value of these warrants at grant date were calculated by applying the Black-Scholes model. The Company used valuations specialists to perform these valuations.

3.	Note that this expense is pertaining to the option granted to the underwriter, exercisable within 45 days after the closing of the Offering, to acquire up to an additional 15% of the total number of Shares to be offered by the company in the offering, solely for the purpose of covering over-allotments. This over-allotment option essentially granted the underwriter the right to sell more shares than originally planned if the demand for a security issue proves higher than expected. The fair value of this service cannot be estimated reliably as the exercise was subjective on share price performance and/or timing. Thereby, the fair value of these options at grant date were calculated using the Black-Scholes model. The Company used valuations specialists to perform these valuations. In addition, please note that these options have not been exercised and the 45-day limit has expired.

4.	Note the expense is pertaining to options issued to Eligible Participants as per the EIP. Included in the expense for EIP is Conor McGregor’s Ambassador Agreement. In consideration for providing services under the Ambassador Agreement, and pursuant to the exemption from registration provided for in Regulation S promulgated under the Securities Act, Mr. McGregor received 700,000 performance share rights that will vest once the 30-day volume-weighted average price (VWAP) achieves the following trigger: 150,000 shares on execution of the Ambassador Agreement; 100,000 shares when the share price reaches $7.50; 150,000 shares when the share price reaches $10.00; 150,000 shares when the share price reaches $15.00 and 150,000 shares when the share price reaches $20.00. Aligned with the three (3) year term of the Ambassador Agreement, Mr. McGregor is restricted from selling shares within three (3) years of issuance unless specific conditions are met, such as the Company’s written consent, a sale or liquidation of the Company, or if the Company breaches the agreement.

On June 24, 2025 the Company granted 2,400,000 restricted units to Directors under the EIP that vested immediately and convert into one ordinary share.

On June 24, 2025 the Company granted 3,289,473 Performance Rights (PR’s) to directors, executives and key contractors. Each PR converts to one ordinary share for no consideration on vesting and employee must remain employed and the contractors remain engaged. A 20% tranche vested immediately on grant (subject only to post-vesting lock-up). The remaining tranches vest on achievement of performance milestones:

- Market conditions (30% total): (i) closing share price ≥ USD 2.50 (12%); and (ii) market capitalisation ≥ USD 30.0m (18%).

- Non-market conditions (70% total): cumulative capital raise ≥ USD 9.999m (20%); consolidated revenue > USD 3.0m (10%); BJJ Link revenue > USD 0.8m (10%); Alta/UFC Gym programs gross revenue > USD 1.75m (10%).

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEARS ENDED

JUNE 30, 2025, 2024 and 2023

Details of the number of share options outstanding during the year, adjusted to account for the 4-for-5 reverse share split, are as follows:

ESOP

	2025	2024	2023

Beginning of period	784,098	784,098	556,074
Granted during the period	-	-	312,886
Forfeited/expired during the period	-	-	(84,862)
Exercised during the period	(6,994)	-	-
End of the period	777,104	784,098	784,098

Advisor

	2025	2024	2023

Beginning of period	-	344,055	312,362
Granted during the period	-	-	31,693
Forfeited/expired during the period	-	(16,913)	-
Exercised during the period	-	(327,142)	-
End of the period	-	-	344,055

Reach

	2025	2024	2023

Beginning of period	45,794	45,794	-
Granted during the period	-	-	45,794
Forfeited/expired during the period	-	-	-
Exercised during the period	-	-	-
End of the period	45,794	45,794	45,794

EI

	2025	2024	2023

Beginning of period	630,729	-	-
Granted during the period	6,937,283	630,729	-
Forfeited/expired during the period	(77,500)	-	-
Exercised during the period	(190,000)	-	-
End of the period	7,300,512	630,729	-

* Included in June 30,2025 is Conor McGregor’s Ambassador Agreement. In consideration for providing services under the Ambassador Agreement, and pursuant to the exemption from registration provided for in Regulation S promulgated under the Securities Act, Mr. McGregor received 700,000 performance share rights that will vest once the 30-day volume-weighted average price (VWAP) achieves the following trigger: 150,000 shares on execution of the Ambassador Agreement; 100,000 shares when the share price reaches $7.50; 150,000 shares when the share price reaches $10.00; 150,000 shares when the share price reaches $15.00 and 150,000 shares when the share price reaches $20.00. Aligned with the three (3) year term of the Ambassador Agreement, Mr. McGregor is restricted from selling shares within three (3) years of issuance unless specific conditions are met, such as the Company’s written consent, a sale or liquidation of the Company, or if the Company breaches the agreement.

Also included in June 30, 2025 are 2,400,000 restricted units to Directors under the EIP that vested immediately and convert into one ordinary share.

In addition, included in June 30, 2025 are 3,289,473 Performance Rights (PR’s) to directors, executives and key contractors. Each PR converts to one ordinary share for no consideration on vesting and employee must remain employed and the contractors remain engaged. A 20% tranche vested immediately on grant (subject only to post-vesting lock-up). The remaining tranches vest on achievement of performance milestones:

- Market conditions (30% total): (i) closing share price ≥ USD 2.50 (12%); and (ii) market capitalisation ≥ USD 30.0m (18%).

- Non-market conditions (70% total): cumulative capital raise ≥ USD 9.999m (20%); consolidated revenue > USD 3.0m (10%); BJJ Link revenue > USD 0.8m (10%); Alta/UFC Gym programs gross revenue > USD 1.75m (10%).

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEARS ENDED

JUNE 30, 2025, 2024 and 2023

Over allotment option

	2025	2024	2023

Beginning of period	-	-	-
Granted during the period	-	195,000	-
Forfeited/expired during the period	-	(195,000)	-
Exercised during the period	-	-	-
End of the period	-	-	-

Warrants

	2025	2024	2023

Beginning of period	65,000	-	-
Granted during the period	-	65,000	-
Forfeited/expired during the period	-	-	-
Exercised during the period	-	-	-
End of the period	65,000	65,000	-

Tot

	2025	2024	2023

Total at beginning of period	1,525,621	1,173,947	868,436
Total issued during the period	6,937,283	890,729	390,373
Total forfeited / expired during the period	(77,500)	(211,913)	(84,862)
Total exercised during the period	(196,994)	(327,142)	-
Total end of period	8,188,410	1,525,621	1,173,947

The model inputs for options granted during the reporting periods include:

Grant Date	Exercise price	Term	Spot price	Share price volatility	Expected dividend yield	Risk free interest rate
ESOP
31 Aug 2021	$0.62	3 years	$5.72	67.3%	0%	0.2%
21 Aug 2021	$5.72	3 years	$5.72	67.3%	0%	0.2%
1 March 2022	$0.62	3 years	$18.51	66.4%	0%	1.5%
23 Feb 2023	$0.23	3 years	$5.72	64.5%	0%	3.6%
ADVISOR
21 Aug 2021	$0.62	2.86 years	$5.72	66.6%	0%	0.5%
21 Aug 2021	$0.01	2.86 years	$5.72	66.6%	0%	0.5%
21 Aug 2021	$0.01	4.90 years	$10.80	65.4%	0%	3.0%
REACH
13 Feb 2023	$5.72	3.3 years	$5.72	65.4%	0%	3.5%
9 June 2023	$6.73	3.15 years	$6.12	60.1%	0%	3.8%
EIP
10 Oct 2023	0	3 years	$7.64	n/a	0%	n/a
1 Mar 2024	0	3 years	$7.52	n/a	0%	n/a
1 Jul 2024	0	1 years	$3.26	n/a	0%	n/a
13 Sept 24	0	3 years	$1.81	n/a	0%	n/a
4 Oct 2024	0	3 years	$2.64	n/a	0%	n/a
4 Nov 2024	0	3 Years	$2.35	n/a	0%	n/a
3 Jan 2025	0	1 years	$1.11	n/a	0%	n/a
3 Feb 2025	0	1 years	$0.61	n/a	0%	n/a
6 Mar 2025	0	0 years	$0.81	n/a	0%	n/a
24 Jun 2025	0	0 years	$1.15	n/a	0%	n/a
24 June 2025	0	5 years	$1.15	n/a	0%	n/a
Warrants
27 Mar 2024	$6.25	5 years	$5.00	62.9%	0%	3.7%
Over allotment
27 Mar 2024	$5.00	0.12 years	$5.00	46%	0%	3.7%

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEARS ENDED

JUNE 30, 2025, 2024 and 2023

The share-based payment expense of $9,716,016 for the period ended June 30, 2025 ($4,521,598 June 30, 2024 and $2,365,385 June 30, 2023 ) has been recognized in the Consolidated Statement of Profit or Loss and Other Comprehensive Loss.